Intangible Assets - Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 27	$ 7	$ 106
Impairment losses on intangible assets			57
Purchased Software Cost
Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 27	$ 7	$ 89